Accrued Liabilities (Other Accured Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Advances	$ 500
Board compensation	413	$ 413
Other accrued expenses	168	150
Accrued Liabilities	$ 1,081	$ 563